Inventories, Net	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 5 – INVENTORIES, NET

At December 31, 2021 and 2020, inventories consisted of the following:

	As of December 31,
	2021	2020
Inventory	$419,726	$135,491
Less: reserve for obsolete inventories	(10,705)	(15,682)
Total	$409,021	$119,809

Inventory includes computer, network hardware, and Golden Tax Disks. The Company reviews its inventories periodically to determine if any reserves are necessary for potential obsolescence or if a write-down is necessary if the carrying value exceeds net realizable value. For the years ended December 31, 2021 and 2020, inventory (recovery)/ obsolescence expense amounted to ($5,317) and $6,783, respectively.